Disaggregation of Revenue - Schedule of Revenue Disaggregated by Business and Geographic Segments, Based on Management’s Assessment of Available Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition at a single point in time:
Total revenue	$ 314,916	$ 289,166
Sale of Crude Oil [Member]
Revenue recognition at a single point in time:
Total revenue	169,472	252,070
Sale of Oil-Based Products [Member]
Revenue recognition at a single point in time:
Total revenue	$ 145,444	$ 37,096